WARRANTS	12 Months Ended
Dec. 31, 2017
Warrants
NOTE 14 - WARRANTS

On December 16, 2014, in connection with the convertible notes private placement financing referred to in note 9, the Corporation issued 107,000 warrants to the placement agent as partial consideration for the placement fees. Each warrant entitled the holder to acquire one common share of the Corporation at an exercise price of $0.54 prior to December 16, 2017. The debt holder had exercised all 107,000 warrants as of December 31, 2017.

On January 23, 2015 and on March 12, 2015, the Corporation completed two $200,000 private placements for a total of $400,000. A total of 883,058 units were issued at a weighted average price of $0.39 per unit. Each Unit was comprised of one common share and a warrant to purchase one-half of one common share. A total of 441,529 warrants were issued. Each Warrant entitled the holder to acquire one common share of the Corporation at a price per share equal to U.S. $2.00 for a period 24 month following the subscription date. By the year end of December 31, 2017, warrant holder has excised all these warrants.

No warrants are outstanding as of December 31, 2017. A detail of warrant activity for the years ended December 31, 2017, 2016 and 2015 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 31-Dec-14	107,000	$0.54	2.96
Exercised	-	-	-
Granted	441,529	2	1.15
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-15	548,529	$1.72	1.31
Exercised
Granted
Expired
Cancelled
Outstanding 31-Dec-16	548,529	$1.72	1.31
Exercised	548,529	1.72	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-17	-	$-	-